Filed Pursuant to Rule 497(e)

File No. 333-199018

CORPORATE CAPITAL TRUST II

Supplement Dated August 8, 2016
to
Prospectus Dated February 12, 2016

This supplement contains information that supplements and amends, is a part of, and should be read in conjunction with the prospectus of Corporate Capital Trust II dated February 12, 2016, as supplemented and amended (the “Prospectus”). The Prospectus has been filed with the Securities and Exchange Commission and is available at www.sec.gov, or by calling (866) 650-0650. Capitalized terms used in this supplement shall have the same meaning as in the Prospectus, unless otherwise stated herein.

Before investing in shares of our common stock, you should read the entire Prospectus and this supplement, and consider carefully our investment objectives, risks, charges and expenses. You should also carefully consider the information disclosed in the section of the Prospectus captioned “Risk Factors” before you decide to invest in our common stock.

This supplement amends the Prospectus as follows:

The Prospectus is amended by replacing the second and third paragraph under the heading “About this Prospectus” with the following:

Shares will be offered at an offering price of $9.60 per share. We will seek to avoid interruptions in the continuous offering of our common shares, however, if our net asset value per share: (i) declines more than 10% from the net asset value per share as of the effective date of this registration statement, (ii) increases to an amount that is greater than the net proceeds per share as stated in the prospectus, or (iii) declines below 97.5% of the net proceeds per share as stated in the prospectus, to the extent permitted or required under the rules and regulations of the SEC, we will either supplement the prospectus or file an amendment to the registration statement with the SEC to change our offering price or will voluntarily suspend selling shares in the offering. However, there can be no assurance that our continuous offering will not be interrupted during the SEC’s review of any such registration statement amendment or if our board of trustees determine to voluntarily suspend selling shares in this offering as opposed to supplementing or amending the registration statement with the SEC. Additionally, our board of trustees may change the offering price at any time to ensure that our net asset value per share is equal to or less than the public offering price, net of upfront sales load and equal to or greater than 97.5% of the net proceeds per share when we sell shares of common stock.

The “Risk Factors” section of the Prospectus is amended by replacing the first paragraph under the subheading “Our investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities, subject us indirectly to the underlying risks of such private investment funds and additional fees and expenses” with the following:

We may invest up to 15% of our net assets in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities which would be required to register as investment companies but for an exemption under Sections 3(c)(1) and 3(c)(7) of the 1940 Act. Our investments in such private investment funds expose us to the risks associated with the businesses of such funds or entities. These private investment funds may or may not be registered investment companies and, thus, may not be subject to protections afforded by the 1940 Act, covering, among other areas, liquidity requirements, governance by an independent board, affiliated transaction restrictions, leverage limitations, public disclosure requirements and custody requirements.

The “Risk Factors” section of the Prospectus is amended by adding the following paragraph after the last paragraph under the “Risks Related to Our Investments” subheading:

Investments in which we have a non-controlling interest may involve risks specific to third-party management of those investments.

We may also co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment. Such joint venture partners or third party managers may include former KKR personnel or associated persons. As co-investors, we may have interests or objectives that are inconsistent with those of the third-party partners or co-venturers. Although we may not have full control over these investments and therefore, may have a limited ability to protect its position therein, we expect that we will negotiate appropriate rights to protect our interests. Nevertheless, such investments may involve risks not present in investments where a third party is not involved, including the possibility that a third-party partner or co-venturer may have financial difficulties, resulting in a negative impact on such investment, may have economic or business interests or goals which are inconsistent with ours, or may be in a position to take (or block) action in a manner contrary to the our investment objectives or the increased possibility of default by, diminished liquidity or insolvency of, the third party, due to a sustained or general economic downturn. Third-party partners or co-venturers may opt to liquidate an investment at a time during which such liquidation is not optimal for us. In addition, we may in certain circumstances be liable for the actions of its third-party partners or co-venturers. In those circumstances where such third parties involve a management group, such third parties may receive compensation arrangements relating to such investments, including incentive compensation arrangements.

The “Risk Factors” section of the Prospectus is amended by replacing the risk factor entitled “Investors will not know the purchase price per share at the time they submit their subscription agreements and could receive fewer shares of common stock than anticipated if our board of trustees determines to increase the offering price to comply with the requirement that we avoid selling shares below net asset value.” with the following:

Shares will be offered at an offering price of $9.60 per share. We will seek to avoid interruptions in the continuous offering of our common shares, however, if our net asset value per share: (i) declines more than 10% from the net asset value per share as of the effective date of this registration statement, (ii) increases to an amount that is greater than the net proceeds per share as stated in the prospectus, or (iii) declines below 97.5% of the net proceeds per share as stated in the prospectus, to the extent permitted or required under the rules and regulations of the SEC, we will either supplement the prospectus or file an amendment to the registration statement with the SEC to change our offering price or will voluntarily suspend selling shares in the offering. However, there can be no assurance that our continuous offering will not be interrupted during the SEC’s review of any such registration statement amendment or if our board of trustees determine to voluntarily suspend selling shares in this offering as opposed to supplementing or amending the registration statement with the SEC.

Additionally, our board of trustees may change the offering price at any time to ensure that our net asset value per share is equal to or less than the public offering price, net of sales load and equal to or greater than 97.5% of the net proceeds per share when we sell shares of common stock.

As a result, your purchase price may be higher than the prior subscription closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior subscription closing price.

The “Risk Factors” section of the Prospectus is amended by replacing the risk factor entitled “The price that the investor pays for our shares may not reflect the current net asset value of our company at the time of his or her subscription.” with the following:

If our net asset value increases above our net proceeds per share as stated in this prospectus, we will sell our shares at a higher price as necessary to ensure that shares are not sold at a net price, after deduction of upfront selling commissions and dealer manager fees, that is below our net asset value per share. Also, if our net asset value per share: (i) declines more than 10% from the net asset value per share as of the effective date of this registration statement, (ii) increases to an amount that is greater than the net proceeds per share as stated in the prospectus, or (iii) declines below 97.5% of the net proceeds per share as stated in the prospectus, to the extent permitted or required under the rules and regulations of the SEC, we will either supplement the prospectus or file an amendment to the registration statement with the SEC to change our offering price or will voluntarily suspend selling shares in the offering. Additionally, our board of trustees may change the offering price at any time to ensure that our net asset value per share is equal to or less than the public offering price, net of upfront sales load and equal to or greater than 97.5% of the net proceeds per share when we sell shares of common stock. Therefore, the net proceeds per share, net of all upfront sales load, from a new investor may be in excess of the then current net asset value per share.

The “Company Profile” section of the Prospectus is amended by replacing the second paragraph under the heading “Company Profile” with the following:

Our investment objective is to provide our shareholders with current income and, to a lesser extent, long-term capital appreciation. We intend to meet our investment objective by investing primarily in the debt of privately owned U.S. companies with a focus on originated transactions sourced through the networks of our Advisors. We anticipate that a substantial portion of our portfolio will consist of senior and subordinated debt, which we believe offer opportunities for superior risk-adjusted returns and income generation. Our debt investments may take the form of corporate loans or bonds, may be directly originated as primary market negotiated transactions or purchased on the secondary market, may be secured or unsecured and may, in some cases, be accompanied by warrants, options or other forms of equity participation. We may separately purchase common or preferred equity interests in transactions. We may invest in various types of convertible securities and derivatives, including total return swaps (“TRS”), interest rate swaps and foreign currency forward contracts and options. Our portfolio is expected to include fixed-rate investments that generate absolute returns as well as floating-rate investments that provide variable returns in rising interest rate and inflationary environments. A portion of our portfolio may consist of investments in private investment funds, including hedge funds, private equity funds, limited liability companies and other business entities. We may also co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment. We will seek to build on the investment expertise and sourcing networks of our Advisors and adhere to an investment approach that emphasizes strong fundamental credit analysis and rigorous portfolio monitoring. We intend to be disciplined in selecting investments and focus on those opportunities that are perceived to offer favorable risk/reward characteristics and relative value. We believe the market for lending is currently characterized by significant demand for capital and that we will therefore have considerable opportunities as a provider of capital to achieve attractive pricing and terms on our investments. We are raising funds with the goal of serving our target market and continuing to capitalize on what we believe is a compelling and sustained market opportunity.

The “Company Profile” section of the Prospectus is further amended by replacing the first paragraph under the subheading “Investment Types” with the following:

We intend to focus primarily on investments in senior and subordinated debt of eligible portfolio companies, which we believe offer opportunities for superior risk-adjusted returns and income generation. Our debt investments may be secured in varying degrees of priority or may be unsecured. We may also invest in common or preferred equity of portfolio companies, including non-controlling equity investments, or hold instruments that convert into such securities. We may also invest in various types of derivatives, including total return swaps (“TRS”), interest rate swaps and foreign currency forward contracts and options. We may also invest in the equity interests of other private investment funds or entities and may co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment. The following diagram illustrates the placement of these investments lie in a typical portfolio company’s capital structure.

The “Discussion of Expected Operating Results” section of the Prospectus is amended by replacing the first paragraph under the subheading “Investment Objective and Investments” with the following:

Our investment objective is to provide our shareholders with current income and, to a lesser extent, long-term capital appreciation. We intend to meet our investment objective by investing primarily in the debt of privately owned U.S. companies (also referred to as “portfolio companies”) with a focus on originated transactions sourced through the networks of our Advisors. We define originated transactions as any negotiated investment where we, through our Advisors’ direct efforts, provide funds directly to a portfolio company. A substantial portion of our portfolio will consist of direct lending investments, which we believe offer potential opportunities for superior risk-adjusted returns and income generation. Our debt investments may take the form of corporate loans or bonds, may be directly originated as primary market negotiated transactions or purchased on the secondary market, may be secured or unsecured and may, in some cases, be accompanied by warrants, options or other forms of equity participation. We may separately purchase common or preferred equity interests in transactions. Additionally, we may invest in convertible securities, derivatives and private investment funds. We may also co-invest with third parties through partnerships, joint ventures or other entities, thereby acquiring jointly-controlled or non-controlling interests in certain investments in conjunction with participation by one or more third parties in such investment.

The “Plan of Distribution” section of the Prospectus is amended by replacing the second and third paragraphs under the subheading “General” with the following:

To the extent permitted or required under the rules and regulations of the SEC, we will either supplement the prospectus or file an amendment to the registration statement with the SEC to change our offering price or will voluntarily suspend selling shares in the offering, if our net asset value per share: (i) declines more than 10% from the net asset value per share as of the effective date of this registration statement, (ii) increases to an amount that is greater than the net proceeds per share as stated in the prospectus, or (iii) declines below 97.5% of the net proceeds per share as stated in the prospectus. Additionally, our board of trustees may change the offering price at any time to ensure that our net asset value per share is equal to or less than the public offering price, net of upfront sales load and equal to or greater than 97.5% of the net proceeds per share when we sell shares of common stock. Promptly following any such adjustment to the offering price per share, we will post the updated information on our website at www.corporatecapitaltrustII.com.